PURCHASE OF PRANA THERAPUETICS, INC. (Tables)	9 Months Ended
Sep. 30, 2017
Business Combinations [Abstract]
Schedule of allocation of purchase price	As of July 14, 2017, the allocation of the purchase price for the 95% fair value of Prana was comprised of:

Patents	$52,596
Net assets	450,888
Goodwill	4,567,016
Total	$5,070,500